STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended	4 Months Ended	9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Revenues	$ 0	$ 0	$ 0	$ 0
Organizational Expenses	(587)		(750)
Professional fees and other expenses	(16,500)	(401,452)	0	(2,193,558)
State franchise taxes, other than income tax	(241)	(50,000)	(450)	(150,000)
Gain from change in fair value of warrant liabilities		1,164,667		3,057,250
Allocated expense for warrant issuance cost		0		(378,413)
Net income from operations	(17,328)	713,215	(1,200)	335,279
Other income - interest income		4,440		23,450
Net income before income taxes		717,655		358,729
Provision for income tax		0		0
Net income attributable to common shares	$ (17,328)	$ 717,655	$ (1,200)	$ 358,729
Net income/(loss) per ordinary share:
Common Stock - basic and diluted	$ 0.00		$ 0.00
Weighted-average shares outstanding	8,625,000		8,625,000
Class A Common Stock
Net income/(loss) per ordinary share:
Common Stock - basic and diluted		$ 0.02		$ (0.72)
Weighted-average shares outstanding		34,500,000		27,043,956
Class F Common Stock
Net income/(loss) per ordinary share:
Common Stock - basic and diluted		$ 0.02		$ (0.72)
Weighted-average shares outstanding		8,625,000		8,309,066